UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-03495

DWS Money Market Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  12/31

Date of reporting period:  9/30/2012

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of September 30, 2012 (Unaudited)

Cash Management Fund
Cash Management Fund (the “Fund”) is a feeder fund that invests substantially all of its assets in a “master portfolio”, the Cash Management Portfolio (the “Portfolio”) and owns a pro rata interest in the Portfolio’s net assets.  At September 30, 2012, the Fund owned approximately 13% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

	Principal Amount ($)	Value ($)
Certificates of Deposit and Bank Notes 13.7%
Banco del Estado de Chile, 0.25%, 11/9/2012	36,000,000	36,000,000
Bank of Montreal, 0.14%, 10/2/2012	144,000,000	144,000,000
Bank of New York Mellon Corp., 4.95%, 11/1/2012	25,000,000	25,097,528
Bank of Tokyo-Mitsubishi UFJ Ltd.:
0.3%, 12/13/2012	100,000,000	100,000,000
0.33%, 12/4/2012	93,100,000	93,100,000
0.43%, 11/14/2012	25,000,000	25,005,797
Berkshire Hathaway Finance Corp., 4.5%, 1/15/2013	16,000,000	16,198,005
China Construction Bank Corp.:
0.3%, 10/12/2012	41,500,000	41,500,000
0.3%, 10/23/2012	69,000,000	69,000,000
0.38%, 11/26/2012	32,000,000	32,000,000
0.38%, 11/28/2012	12,000,000	12,000,000
0.4%, 11/21/2012	60,000,000	60,000,000
Commonwealth Bank of Australia, 0.38%, 12/12/2012	100,000,000	100,001,996
DZ Bank:
0.27%, 10/22/2012	97,000,000	97,000,000
0.35%, 11/26/2012	75,000,000	75,000,000
0.36%, 11/20/2012	86,500,000	86,500,000
Export Development Canada, 144A, 0.335%, 5/23/2013	19,000,000	19,000,000
General Electric Capital Corp., 5.45%, 1/15/2013	21,126,000	21,436,319
Industrial & Commercial Bank of China:
0.25%, 10/15/2012	103,500,000	103,500,000
0.28%, 11/21/2012	84,000,000	84,000,000
0.28%, 11/28/2012	62,500,000	62,500,000
Mizuho Corporate Bank Ltd.:
0.19%, 10/1/2012	250,500,000	250,500,000
0.23%, 11/9/2012	58,498,000	58,498,000
0.23%, 11/14/2012	76,000,000	76,000,000
Natixis, 0.4%, 10/1/2012	110,471,000	110,471,000
Nordea Bank Finland PLC:
0.31%, 3/18/2013	60,000,000	60,000,000
0.31%, 3/21/2013	40,000,000	39,999,998
Norinchukin Bank:
0.27%, 11/2/2012	67,000,000	67,000,000
0.38%, 11/2/2012	17,000,000	17,001,207
Rabobank Nederland NV:
0.28%, 11/26/2012	75,000,000	75,000,000
0.28%, 11/26/2012	159,000,000	159,000,000
0.39%, 11/29/2012	75,000,000	75,007,361
0.4%, 12/14/2012	48,000,000	48,002,953
0.4%, 12/28/2012	69,500,000	69,505,087
0.41%, 12/28/2012	70,000,000	70,005,125
0.45%, 3/6/2013	30,000,000	30,003,890
0.5%, 3/15/2013	133,500,000	133,500,000
0.53%, 10/25/2012	60,000,000	60,007,977
Skandinaviska Enskilda Banken AB, 0.3%, 1/2/2013	115,000,000	115,000,000
TIAA Global Markets, Inc., 144A, 5.125%, 10/10/2012	4,335,000	4,340,332
Toronto-Dominion Bank:
0.2%, 10/1/2012	125,000,000	125,000,000
0.3%, 4/22/2013	50,000,000	50,011,256
0.628%, 7/26/2013	41,000,000	41,078,098

Total Certificates of Deposit and Bank Notes (Cost $3,037,771,929)		3,037,771,929
Collateralized Mortgage Obligation 0.2%
The Superannuation Members Home Loan Programme, "A1", Series 2012-1, 0.619% *, 3/20/2013 (Cost $38,500,000)	38,500,000	38,500,000
Commercial Paper 45.9%
Issued at Discount ** 42.2%
Alpine Securitzation:
144A, 0.2%, 10/2/2012	80,000,000	79,999,556
144A, 0.2%, 10/17/2012	200,000,000	199,982,222
144A, 0.21%, 10/22/2012	134,000,000	133,983,585
Antalis U.S. Funding Corp.:
144A, 0.38%, 11/1/2012	28,500,000	28,490,674
144A, 0.4%, 11/1/2012	34,000,000	33,988,289
ANZ National International Ltd.:
0.27%, 1/30/2013	34,300,000	34,268,873
0.3%, 3/13/2013	50,000,000	49,932,083
Atlantic Asset Securitization LLC:
144A, 0.22%, 10/1/2012	25,290,000	25,290,000
144A, 0.22%, 10/3/2012	87,000,000	86,998,937
Autobahn Funding Co., LLC, 144A, 0.49%, 10/9/2012	59,000,000	58,993,576
Barclays Bank PLC:
0.189%, 10/4/2012	138,500,000	138,497,807
0.19%, 10/2/2012	50,000,000	49,999,736
Barton Capital LLC, 144A, 0.25%, 10/12/2012	43,780,000	43,776,656
BNP Paribas Finance, Inc., 0.12%, 10/1/2012	114,000,000	114,000,000
BNZ International Funding Ltd., 144A, 0.22%, 12/12/2012	22,000,000	21,990,320
Bryant Park Funding, 144A, 0.18%, 10/9/2012	117,494,000	117,489,300
Collateralized Commercial Paper Co., LLC, 0.24%, 10/15/2012	55,000,000	54,994,867
Commonwealth Bank of Australia, 144A, 0.23%, 1/30/2013	83,000,000	82,935,836
Credit Suisse:
0.23%, 11/21/2012	75,000,000	74,975,562
0.24%, 11/26/2012	48,500,000	48,481,893
DBS Bank Ltd.:
144A, 0.4%, 1/24/2013	50,000,000	49,936,111
144A, 0.44%, 1/11/2013	50,000,000	49,937,667
DnB Bank ASA, 0.33%, 10/1/2012	150,000,000	150,000,000
Erste Abwicklungsanstalt:
0.25%, 11/26/2012	50,000,000	49,980,556
0.3%, 1/22/2013	5,000,000	4,995,292
0.36%, 11/23/2012	49,000,000	48,974,030
0.4%, 12/20/2012	73,000,000	72,935,111
0.45%, 12/7/2012	50,000,000	49,958,125
0.48%, 11/6/2012	50,000,000	49,976,000
0.5%, 2/19/2013	58,000,000	57,886,417
0.5%, 4/18/2013	619,000	617,289
0.52%, 12/4/2012	70,000,000	69,935,289
0.52%, 3/15/2013	43,250,000	43,146,921
0.54%, 11/9/2012	34,000,000	33,980,110
0.54%, 4/18/2013	13,259,000	13,219,422
0.55%, 2/26/2013	50,000,000	49,886,944
0.56%, 3/20/2013	76,000,000	75,799,022
0.57%, 1/8/2013	45,000,000	44,929,462
0.57%, 4/23/2013	60,000,000	59,806,200
0.58%, 10/18/2012	31,200,000	31,191,455
0.58%, 4/10/2013	75,891,000	75,657,467
0.7%, 1/11/2013	38,000,000	37,924,633
General Electric Capital Corp.:
0.18%, 10/25/2012	17,485,000	17,482,902
0.34%, 10/22/2012	100,000,000	99,980,167
0.35%, 10/9/2012	150,000,000	149,988,333
0.35%, 1/9/2013	132,100,000	131,971,569
Google, Inc.:
0.09%, 10/9/2012	6,338,000	6,337,873
0.12%, 10/2/2012	25,000,000	24,999,917
0.12%, 10/10/2012	100,000,000	99,997,000
0.135%, 12/4/2012	85,000,000	84,979,600
0.14%, 11/7/2012	171,000,000	170,975,395
Gotham Funding Corp.:
144A, 0.199%, 11/8/2012	60,000,000	59,984,800
144A, 0.2%, 10/16/2012	33,500,000	33,497,208
144A, 0.21%, 10/1/2012	46,000,000	46,000,000
144A, 0.21%, 10/5/2012	150,000,000	149,996,500
144A, 0.24%, 11/13/2012	90,000,000	89,974,200
Hannover Funding Co., LLC:
0.33%, 10/12/2012	23,000,000	22,997,681
0.5%, 10/2/2012	25,000,000	24,999,653
0.5%, 10/9/2012	30,000,000	29,996,667
0.5%, 10/16/2012	22,500,000	22,495,312
0.5%, 11/2/2012	30,000,000	29,986,667
Johnson & Johnson:
144A, 0.07%, 11/15/2012	90,000,000	89,992,125
144A, 0.12%, 1/10/2013	200,000,000	199,932,667
Kells Funding LLC:
144A, 0.25%, 11/1/2012	100,000,000	99,978,472
144A, 0.33%, 11/5/2012	52,500,000	52,483,156
144A, 0.35%, 11/26/2012	17,500,000	17,490,472
144A, 0.4%, 10/19/2012	25,000,000	24,995,000
144A, 0.46%, 12/3/2012	50,000,000	49,959,750
144A, 0.46%, 4/17/2013	36,000,000	35,908,920
144A, 0.5%, 10/23/2012	23,478,000	23,470,826
144A, 0.5%, 1/8/2013	50,000,000	49,931,250
144A, 0.51%, 10/5/2012	62,000,000	61,996,487
144A, 0.54%, 10/1/2012	32,500,000	32,500,000
144A, 0.54%, 2/19/2013	35,000,000	34,925,975
144A, 0.55%, 2/25/2013	43,000,000	42,903,429
144A, 0.56%, 3/20/2013	30,000,000	29,920,667
144A, 0.57%, 3/1/2013	16,500,000	16,460,551
144A, 0.58%, 11/2/2012	51,500,000	51,473,449
144A, 0.59%, 1/11/2013	75,000,000	74,874,625
144A, 0.59%, 1/22/2013	67,000,000	66,875,920
144A, 0.62%, 10/2/2012	43,700,000	43,699,247
144A, 0.62%, 10/15/2012	21,000,000	20,994,937
144A, 0.63%, 10/15/2012	90,000,000	89,977,950
Kreditanstalt Fuer Wiederaufbau:
144A, 0.2%, 1/17/2013	50,000,000	49,970,000
144A, 0.25%, 10/29/2012	4,869,000	4,868,053
Liberty Street Funding LLC, 144A, 0.2%, 10/10/2012	35,000,000	34,998,250
Manhattan Asset Funding Co., LLC:
144A, 0.21%, 10/22/2012	17,000,000	16,997,917
144A, 0.22%, 10/5/2012	19,000,000	18,999,536
Market Street Funding LLC, 144A, 0.16%, 10/18/2012	25,000,000	24,998,111
Matchpoint Master Trust, 0.3%, 10/29/2012	30,000,000	29,993,000
Natixis U.S. Finance Co., LLC, 0.19%, 10/1/2012	118,000,000	118,000,000
Nestle Capital Corp., 0.26%, 3/22/2013	120,000,000	119,850,933
Nestle Finance International Ltd.:
0.24%, 3/19/2013	205,200,000	204,968,808
0.25%, 4/15/2013	21,700,000	21,670,464
0.26%, 3/25/2013	42,000,000	41,946,917
New York Life Capital Corp.:
144A, 0.17%, 12/4/2012	4,165,000	4,163,741
144A, 0.18%, 11/9/2012	3,000,000	2,999,415
144A, 0.18%, 1/3/2013	15,320,000	15,312,800
Nieuw Amsterdam Receivables Corp.:
144A, 0.2%, 10/16/2012	45,000,000	44,996,250
144A, 0.21%, 10/23/2012	85,000,000	84,989,092
144A, 0.22%, 10/17/2012	35,000,000	34,996,578
144A, 0.23%, 10/16/2012	40,000,000	39,996,167
144A, 0.24%, 10/19/2012	50,000,000	49,994,000
Nordea North America, Inc., 0.32%, 3/18/2013	48,000,000	47,928,320
NRW.Bank:
0.19%, 10/9/2012	40,000,000	39,998,311
0.2%, 10/9/2012	249,000,000	248,988,933
0.23%, 12/3/2012	5,539,000	5,536,771
Old Line Funding LLC, 144A, 0.2%, 10/15/2012	50,000,000	49,996,111
Oversea-Chinese Banking Corp., Ltd., 0.42%, 10/12/2012	100,000,000	99,987,167
Procter & Gamble Co.:
0.14%, 10/31/2012	137,000,000	136,984,017
0.14%, 11/5/2012	25,000,000	24,996,597
0.2%, 2/14/2013	150,000,000	149,886,667
Province of Ontario, Canada:
0.14%, 10/9/2012	500,000	499,984
0.16%, 10/24/2012	11,480,000	11,478,826
Province of Quebec, 0.15%, 11/8/2012	49,926,000	49,918,095
Rabobank U.S.A. Financial Corp.:
0.25%, 1/11/2013	14,000,000	13,990,083
0.41%, 12/27/2012	38,700,000	38,661,655
0.46%, 3/7/2013	77,000,000	76,845,529
SBAB Bank AB:
144A, 0.3%, 1/11/2013	67,500,000	67,442,625
144A, 0.31%, 11/27/2012	40,000,000	39,980,367
144A, 0.31%, 12/12/2012	45,500,000	45,471,790
144A, 0.34%, 12/3/2012	43,719,000	43,692,987
144A, 0.35%, 12/5/2012	99,000,000	98,937,438
144A, 0.363%, 10/5/2012	40,486,000	40,483,751
144A, 0.43%, 10/23/2012	50,000,000	49,986,861
144A, 0.5%, 10/9/2012	25,000,000	24,997,222
Scaldis Capital LLC, 0.34%, 10/5/2012	140,000,000	139,994,711
Societe Generale North America, Inc.:
0.25%, 10/4/2012	74,750,000	74,748,443
0.38%, 11/1/2012	80,500,000	80,473,659
Standard Chartered Bank:
0.27%, 10/2/2012	29,284,000	29,283,780
0.32%, 10/11/2012	100,000,000	99,991,111
0.33%, 10/1/2012	150,000,000	150,000,000
0.36%, 10/9/2012	150,000,000	149,988,000
Starbird Funding Corp.:
144A, 0.33%, 10/12/2012	96,000,000	95,990,320
144A, 0.35%, 10/5/2012	16,000,000	15,999,378
Straight-A Funding LLC:
144A, 0.18%, 10/4/2012	20,000,000	19,999,700
144A, 0.18%, 10/10/2012	43,500,000	43,498,042
144A, 0.18%, 10/11/2012	100,000,000	99,995,000
144A, 0.18%, 10/29/2012	28,095,000	28,091,067
144A, 0.18%, 12/11/2012	25,000,000	24,991,125
Svenska Handelsbanken AB:
0.29%, 10/19/2012	100,000,000	99,985,500
0.29%, 10/24/2012	50,000,000	49,990,736
Total Capital Canada Ltd., 144A, 0.2%, 12/6/2012	75,000,000	74,972,500
UOB Funding LLC:
0.24%, 2/22/2013	42,000,000	41,959,680
0.26%, 12/11/2012	45,000,000	44,976,925
0.26%, 3/20/2013	45,000,000	44,944,750
0.3%, 11/5/2012	24,000,000	23,993,000
Versailles Commercial Paper LLC, 144A, 0.43%, 10/12/2012	123,350,000	123,333,793
Victory Receivables Corp.:
144A, 0.2%, 10/17/2012	75,000,000	74,993,333
144A, 0.21%, 10/23/2012	164,000,000	163,978,953
144A, 0.24%, 11/7/2012	91,000,000	90,977,553
White Point Funding, Inc., 144A, 0.51%, 11/19/2012	3,959,000	3,956,252

		9,369,638,064
Issued at Par 3.7%
ASB Finance Ltd.:
144A, 0.454% *, 6/12/2013	75,000,000	74,997,856
144A, 0.476% *, 2/13/2013	71,500,000	71,500,000
144A, 0.544% *, 9/4/2013	52,500,000	52,500,000
144A, 0.614% *, 5/17/2013	65,000,000	65,000,000
144A, 0.68% *, 2/1/2013	37,000,000	36,997,500
Australia & New Zealand Banking Group Ltd.:
144A, 0.266% *, 11/26/2012	52,000,000	51,999,958
144A, 0.266% *, 11/26/2012	136,000,000	136,000,000
BNZ International Funding Ltd., 144A, 0.617% *, 5/9/2013	24,000,000	24,000,000
Kells Funding LLC:
144A, 0.359% *, 3/19/2013	62,000,000	62,000,000
144A, 0.565% *, 1/17/2013	116,500,000	116,500,000
Westpac Banking Corp.:
144A, 0.496% *, 10/26/2012	25,000,000	25,000,000
144A, 0.54% *, 4/26/2013	90,000,000	90,000,000

		806,495,314

Total Commercial Paper (Cost $10,176,133,378)		10,176,133,378
Government & Agency Obligations 8.9%
Other Government Related 0.1%
JPMorgan Chase & Co., Series 3, FDIC Guaranteed, 0.617%, 12/26/2012	12,485,000	12,503,915
U.S. Government Sponsored Agencies 4.8%
Federal Farm Credit Bank, 0.219% **, 5/23/2013	15,000,000	14,978,550
Federal Home Loan Bank:
0.058% **, 10/5/2012	1,580,000	1,579,988
0.068% **, 10/9/2012	10,064,000	10,063,837
0.072% **, 10/2/2012	11,000,000	10,999,963
0.114% **, 10/17/2012	20,000,000	19,998,933
0.12% **, 10/1/2012	75,000,000	75,000,000
0.125%, 3/5/2013	14,095,000	14,089,170
0.15%, 10/23/2012	40,000,000	39,999,696
0.157% **, 11/13/2012	24,000,000	23,995,413
0.17% *, 11/8/2013	20,000,000	19,991,213
0.19% *, 7/25/2013	35,000,000	34,998,548
0.195% *, 11/4/2013	22,000,000	21,993,924
0.199% **, 6/7/2013	50,000,000	49,930,833
0.2%, 3/6/2013	50,000,000	49,997,204
0.24%, 4/12/2013	25,000,000	24,998,277
0.27%, 7/3/2013	35,000,000	35,000,000
0.36%, 5/16/2013	40,000,000	40,027,807
Federal Home Loan Mortgage Corp.:
0.119% **, 1/8/2013	25,000,000	24,991,750
0.119% **, 1/15/2013	100,000,000	99,964,667
0.127% **, 11/14/2012	40,000,000	39,993,645
0.129% **, 12/18/2012	19,000,000	18,994,648
0.15% **, 6/12/2013	33,000,000	32,965,075
0.169% **, 1/9/2013	25,000,000	24,988,194
0.169% **, 5/29/2013	38,800,000	38,756,027
1.375% **, 1/9/2013	32,000,000	32,102,576
Federal National Mortgage Association:
0.094% **, 10/15/2012	66,500,000	66,497,414
0.139% **, 12/17/2012	60,000,000	59,982,033
0.149% **, 2/6/2013	62,000,000	61,966,933
0.159% **, 3/4/2013	49,700,000	49,665,983
0.16% **, 10/1/2012	10,000,000	10,000,000
0.19% **, 10/1/2012	17,500,000	17,500,000

		1,066,012,301
U.S. Treasury Obligations 4.0%
U.S. Treasury Bills:
0.05% **, 10/25/2012	10,472,000	10,471,651
0.065% **, 10/18/2012	3,519,000	3,518,892
0.081% **, 12/27/2012	15,000,000	14,997,046
0.082% **, 11/23/2012	15,000,000	14,998,189
0.093% **, 12/13/2012	42,500,000	42,491,985
0.095% **, 10/18/2012	9,815,000	9,814,560
0.095% **, 1/17/2013	238,000	237,932
0.095% **, 1/24/2013	7,612,000	7,609,690
0.115% **, 3/14/2013	1,949,000	1,947,979
0.136% **, 2/28/2013	16,000,000	15,990,933
U.S. Treasury Notes:
0.625%, 1/31/2013	100,000	100,154
0.625%, 2/28/2013	150,000,000	150,284,942
1.125%, 6/15/2013	50,000,000	50,318,639
1.375%, 1/15/2013	248,825,000	249,689,115
1.375%, 3/15/2013	100,000,000	100,542,618
2.75%, 2/28/2013	25,000,000	25,262,796
2.875%, 1/31/2013	187,515,000	189,201,433
4.0%, 11/15/2012	19,500,000	19,591,423

		907,069,977

Total Government & Agency Obligations (Cost $1,985,586,193)		1,985,586,193
Short-Term Notes * 10.3%
Bank of Nova Scotia:
0.31%, 1/9/2013	125,000,000	125,000,000
0.37%, 12/14/2012	120,000,000	120,000,000
0.39%, 11/9/2012	134,500,000	134,500,000
Bayerische Landesbank, 0.276%, 11/23/2012	40,000,000	40,000,000
Canadian Imperial Bank of Commerce:
0.468%, 4/26/2013	145,000,000	145,000,000
0.505%, 2/7/2013	25,000,000	25,000,000
Commonwealth Bank of Australia:
144A, 0.487%, 3/1/2013	75,000,000	75,000,000
144A, 0.668%, 11/26/2012	20,000,000	20,003,810
General Electric Capital Corp., 0.574%, 11/1/2012	50,722,000	50,734,373
JPMorgan Chase Bank NA, 0.468%, 12/7/2012	250,000,000	250,000,000
Kommunalbanken AS, 144A, 0.569%, 5/7/2013	40,000,000	40,021,917
National Australia Bank Ltd.:
0.265%, 10/29/2012	29,000,000	29,000,000
0.486%, 3/8/2013	147,000,000	147,000,000
0.539%, 4/9/2013	20,000,000	20,000,000
National Bank of Canada, 0.61%, 10/12/2012	34,000,000	34,004,565
Rabobank Nederland NV:
0.463%, 6/27/2013	60,000,000	60,000,000
0.475%, 12/21/2012	74,000,000	74,000,000
0.553%, 1/23/2013	82,000,000	82,000,000
144A, 0.576%, 6/14/2013	75,000,000	75,000,000
0.591%, 5/7/2013	1,000,000	1,000,000
Royal Bank of Canada:
0.54%, 6/4/2013	46,250,000	46,250,000
0.54%, 6/13/2013	110,500,000	110,500,000
Sumitomo Mitsui Banking Corp., 0.41%, 3/15/2013	106,200,000	106,200,000
Svensk Exportkredit AB, 144A, 0.43%, 5/22/2013	65,000,000	65,000,000
Westpac Banking Corp.:
0.4%, 5/3/2013	100,000,000	100,051,836
0.488%, 8/9/2013	82,500,000	82,500,000
0.56%, 5/9/2013	125,000,000	125,000,000
0.621%, 2/6/2013	49,000,000	49,000,000
144A, 1.003%, 10/23/2012	61,110,000	61,122,700

Total Short-Term Notes (Cost $2,292,889,201)		2,292,889,201
Time Deposits 7.4%
Barclays Bank PLC:
0.12%, 10/1/2012	200,000,000	200,000,000
0.12%, 10/1/2012	300,000,000	300,000,000
BNP Paribas, 0.12%, 10/1/2012	109,000,000	109,000,000
Citibank NA, 0.18%, 10/1/2012	225,000,000	225,000,000
Credit Agricole Corporate & Investment Bank, 0.23%, 10/1/2012	366,541,854	366,541,854
National Australia Bank Ltd., 0.06%, 10/1/2012	262,000,000	262,000,000
Royal Bank of Canada, 0.05%, 10/1/2012	172,059,073	172,059,073

Total Time Deposits (Cost $1,634,600,927)		1,634,600,927
Municipal Investments 9.4%
Arizona, Nuveen Premium Income Municipal Fund, Inc., Series T30017-I, 144A, 0.2% ***, 8/1/2014, LIQ: Citibank NA	27,900,000	27,900,000
BlackRock Municipal Intermediate Duration Fund, Inc., Series W-7-2871, 144A, AMT, 0.27% ***, 3/1/2041, LIQ: JPMorgan Chase Bank NA	30,000,000	30,000,000
BlackRock MuniHoldings New Jersey Quality Fund, Inc., Series W-7-1727, 144A, AMT, 0.37% ***, 7/1/2041, LIQ: Bank of America NA	30,000,000	30,000,000
BlackRock MuniHoldings New York Quality Fund, Inc., Series W-7-2436, 144A, AMT, 0.37% ***, 7/1/2041, LIQ: Bank of America NA	40,000,000	40,000,000
BlackRock MuniYield Fund, Inc., Series W-7-2514, 144A, AMT, 0.37% ***, 7/1/2041, LIQ: Bank of America NA	25,000,000	25,000,000
Blount County, TN, Public Building Authority, Local Government Public Improvement, City of Alcoa, Series E-5-B, 0.19% ***, 6/1/2042, LOC: Branch Banking & Trust	15,000,000	15,000,000
California, BB&T Municipal Trust, Series 2023, 144A, 0.19% ***, 1/1/2024, INS: NATL, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	24,000,000	24,000,000
California, RBC Municipal Products, Inc. Trust, Series E-24, 144A, 0.22% *** 7/1/2031, Mandatory Put, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	9,200,000	9,200,000
California, State Housing Finance Agency, Multi-Family Housing Revenue:
Series A, AMT, 0.19% ***, 2/1/2035, LOC: Fannie Mae, Freddie Mac	31,780,000	31,780,000
Series C, AMT, 0.19% ***, 2/1/2037, LOC: Fannie Mae, Freddie Mac	5,915,000	5,915,000
Series C, AMT, 0.19% ***, 8/1/2040, LOC: Fannie Mae, Freddie Mac	4,660,000	4,660,000
Series C, AMT, 0.19% ***, 8/1/2042, LOC: Fannie Mae, Freddie Mac	5,300,000	5,300,000
California, Wells Fargo State Trusts:
Series 16C, 144A, 0.2% ***, 9/1/2029, LIQ: Wells Fargo Bank NA	42,515,000	42,515,000
Series 72C, 144A, 0.2% ***, 8/15/2039, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo & Co.	28,275,000	28,275,000
Series 25C, 144A, 0.2% ***, 11/1/2041, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	9,525,000	9,525,000
Chicago, IL, O'Hare International Airport Revenue, Series D, 0.2% ***, 1/1/2035, LOC: Barclays Bank	25,000,000	25,000,000
Clark County, NV, Airport Revenue, Series D-2B, 0.19% ***, 7/1/2040, LOC: Royal Bank of Canada	8,500,000	8,500,000
Colorado, Housing Finance Authority, Single Family Mortgage Revenue:
"I", Series B-1, 0.18% ***, 5/1/2038, LOC: Fannie Mae, Freddie Mac	18,935,000	18,935,000
"I", Series A-2, 0.2% ***, 5/1/2038, LOC: Fannie Mae, Freddie Mac	30,585,000	30,585,000
Colorado, RBC Municipal Products, Inc. Trust, Series E-25, 144A, AMT, 0.21% ***, 11/15/2025, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	22,000,000	22,000,000
Colorado, State Educational & Cultural Facilities Authority Revenue, Southeastern California Projects, 0.21% ***, 6/1/2038, LOC: Bank of America NA	20,330,000	20,330,000
Colorado, State Housing & Finance Authority, Single Family, "I", Series C-3, AMT, 0.19% ***, 5/1/2022, LOC: Fannie Mae, Freddie Mac	13,015,000	13,015,000
Colorado, Wells Fargo Stage Trust, Series 42C, 144A, AMT, 0.2% ***, 11/15/2023, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	9,835,000	9,835,000
Eagle Tax- Exempt Trust, 144A, AMT, 0.23% ***, 4/15/2049, LIQ: Federal Home Loan Bank	14,915,000	14,915,000
Florida, Development Finance Corp., Enterprise Board Industrial Development Program, Out of Door Academy, 0.18% ***, 7/1/2038, LOC: Northern Trust Co.	12,600,000	12,600,000
Hawaii, Wells Fargo Stage Trust, Series 54C, 144A, 0.2% ***, 4/1/2029, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	9,240,000	9,240,000
Houston, TX, Utility Systems Revenue, Series D-1, 0.19% ***, 5/15/2034, INS: AGMC, LOC: JPMorgan Chase Bank NA	44,000,000	44,000,000
Illinois, Educational Facilities Authority Revenue, 0.19%, 1/2/2013	11,000,000	11,000,000
Illinois, Wells Fargo Stage Trust, Series 50C, 144A, 0.2% ***, 11/15/2035, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	9,110,000	9,110,000
Iowa, State Finance Authority, Single Family Mortgage, Series C, AMT, 0.2% ***, 1/1/2036, SPA: State Street Bank & Trust Co.	5,900,000	5,900,000
Johnson City, TN, Health & Educational Facilities Board Hospital Revenue, Series B3, 0.2% ***, 7/1/2033, LOC: Mizuho Corporate Bank	700,000	700,000
Kentucky, State Housing Corp. Revenue, Series O, 0.21% ***, 1/1/2036, SPA: State Street Bank & Trust Co.	16,660,000	16,660,000
Kentucky, State Housing Corp., Housing Revenue, Series F, AMT, 0.19% ***, 7/1/2029, SPA: PNC Bank NA	20,540,000	20,540,000
Lamar, TX, Consolidated Independent School District, Series R-12266, 144A, 0.21% ***, 8/1/2015, SPA: Citibank NA	20,485,000	20,485,000
Maine, State Housing Authority, Mortgage Revenue, Series E-2, AMT, 0.2% ***, 11/15/2041, SPA: State Street Bank & Trust Co.	8,000,000	8,000,000
Massachusetts, State Development Finance Agency Revenue, College of the Holy Cross, Series A, 0.2% ***, 9/1/2037, LOC: JPMorgan Chase Bank NA	21,000,000	21,000,000
Michigan, Finance Authority, School Loan:
Series B, 0.18% ***, 9/1/2050, LOC: PNC Bank NA	25,000,000	25,000,000
Series C, 0.19% ***, 9/1/2050, LOC: Bank of Montreal	21,000,000	21,000,000
Michigan, Higher Education Facilities Authority Revenue, Limited Obligation, Hope College, Series B, 0.19% ***, 4/1/2032, LOC: PNC Bank NA	16,855,000	16,855,000
Michigan, RBC Municipal Products, Inc. Trust:
Series L-27, AMT, 144A, 0.23% ***, 3/1/2031, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	19,245,000	19,245,000
Series L-25, 144A, AMT, 0.23% ***, 9/1/2033, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	66,745,000	66,745,000
Michigan, Wells Fargo Stage Trust, Series 90C, 144A, 0.2% ***, 7/1/2035, LIQ: Wells Fargo Bank NA	14,510,000	14,510,000
Minnesota, State Housing Finance Agency, Residential Housing Finance, Series C, AMT, 0.18% ***, 7/1/2048, LIQ: Federal Home Loan Bank	8,000,000	8,000,000
Minnesota, State Office of Higher Education Revenue, Supplementary Student, Series A, 0.18% ***, 12/1/2043, LOC: U.S. Bank NA	11,500,000	11,500,000
New Hampshire, State Health & Education Facilities Authority Revenue, Higher Education Loan Corp., Series A, 0.18% ***, 12/1/2032, LOC: Royal Bank of Canada	21,572,000	21,572,000
New Mexico, Educational Assistance Foundation, Series A-1, AMT, 0.19% ***, 4/1/2034, LOC: Royal Bank of Canada	15,060,000	15,060,000
New Mexico, Wells Fargo Stage Trust, Series 40C, 144A, 0.2% ***, 8/1/2039, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	9,265,000	9,265,000
New York, State Dormitory Authority Revenues, Non State Supported Debt, Series 47C, 144A, 0.2% ***, 7/1/2050, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	20,595,000	20,595,000
New York, State Housing Finance Agency Revenue, 88 Leonard Street, Series A, 144A, 0.29% ***, 11/1/2037, LOC: Landesbank Hessen-Thuringen	11,750,000	11,750,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Series TR-T30001-I, 144A, 0.2% ***, 6/15/2044, LIQ: Citibank NA	8,000,000	8,000,000
New York, NY, General Obligation, Series E, 0.17% ***, 8/1/2034, LOC: Bank of America NA	62,500,000	62,500,000
North Carolina, State Capital Facilities Finance Agency, Educational Facilities Revenue, Salem Academy & College, 0.19% ***, 8/1/2030, LOC: Branch Banking & Trust	6,910,000	6,910,000
Nuveen Dividend Advantage Municipal Fund, Series T30017-I, 144A, 0.2% ***, 8/1/2014, LIQ: Citibank NA	70,300,000	70,300,000
Nuveen Select Quality Municipal Fund, Inc., Series 1-2525, AMT, 144A, 0.3% ***, 5/1/2041, LIQ: Barclays Bank PLC	40,000,000	40,000,000
Ohio, State Housing Finance Agency, Residential Mortgage Revenue, Mortgage-Backed Securities Program, Series N, AMT, 0.19% ***, 9/1/2036, SPA: State Street Bank & Trust Co.	68,405,000	68,405,000
Ohio, Wells Fargo Stage Trust, Series 12C, 144A, 0.2% ***, 3/1/2031, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	26,050,000	26,050,000
Oklahoma, Wells Fargo Stage Trust, Series 67C, 144A, 0.2% ***, 9/1/2037, LIQ: Wells Fargo Bank NA	14,415,000	14,415,000
Port Authority of New York & New Jersey, Series ZZ, 1.0%, 12/1/2012	99,450,000	99,565,458
Salem, OR, Hospital Facility Authority Revenue, Salem Hospital Project, Series C, 0.17% ***, 8/15/2036, LOC: Bank of America NA	12,500,000	12,500,000
San Jose, CA, Financing Authority:
Series E2, 0.17% ***, 6/1/2025, LOC: U.S. Bank NA	11,860,000	11,860,000
Series F, 0.22% ***, 6/1/2034, LOC: Bank of America NA	58,315,000	58,315,000
San Jose, CA, Financing Authority Lease Revenue, Ice Center, Series E1, 0.19% ***, 6/1/2025, LOC: Bank of America NA	11,870,000	11,870,000
South Carolina, State Jobs-Economic Development Authority, Economic Development Revenue, Goodwill Industries of Upper South Carolina, Inc., 0.19% ***, 9/1/2028, LOC: Branch Banking & Trust	5,595,000	5,595,000
Tennessee, Tennergy Corp., Gas Revenue, Stars Certificates, Series 2006-001, 144A, 0.24% ***, 5/1/2016, LIQ: BNP Paribas, LOC: BNP Paribas	75,000,000	75,000,000
Texas, Capital Area Housing Finance Corp., Cypress Creek at River Apartments, AMT, 0.21% ***, 10/1/2039, LOC: Citibank NA	10,790,000	10,790,000
Texas, JPMorgan Chase Putters/Drivers Trust, Various States:
Series 4263, 144A, 0.2% ***, 8/30/2013, LIQ: JPMorgan Chase Bank NA	199,995,000	199,995,000
Series 4264, 144A, 0.2% ***, 8/30/2013, LIQ: JPMorgan Chase Bank NA	28,000,000	28,000,000
Texas, State General Obligation, Series E, 0.21% ***, 12/1/2026, SPA: JPMorgan Chase Bank NA	19,000,000	19,000,000
Texas, State Transportation Revenue, 2.5%, 8/30/2013	156,000,000	159,236,432
Texas, Wells Fargo Stage Trust, Series 20C, 144A, AMT, 0.25% ***, 5/1/2038, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	16,120,000	16,120,000
Tulsa, OK, Airports Improvement Trust, Special Facility Revenue, Bizjet International Sales & Support, Inc., 144A, AMT, 0.23% ***, 8/1/2018, LOC: Landesbank Hessen-Thuringen	10,120,000	10,120,000
University of Illinois, Health Services Facilities Systems, 0.19% ***, 10/1/2026, LOC: JPMorgan Chase Bank NA	10,600,000	10,600,000
Valdez, AK, Marine Terminal Revenue, Exxon Pipeline Co. Project, Series C, 0.2% ***, 12/1/2033	4,600,000	4,600,000
Volusia County, FL, Housing Finance Authority, Multi-Family Housing Revenue, Cape Morris Cove Apartments, Series A, AMT, 0.2% ***, 10/15/2042, LOC: JPMorgan Chase Bank NA	6,140,000	6,140,000
Washington, State Housing Finance Commission, Rolling Hills Apartments Project, Series A, 144A, AMT, 0.22% ***, 6/15/2037, LIQ: Fannie Mae	6,125,000	6,125,000
Washington, Wells Fargo Stage Trust:
Series 69C, 144A, 0.2% ***, 10/1/2019, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	23,000,000	23,000,000
Series 21C, 144A, 0.2% ***, 12/1/2037, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo & Co.	10,355,000	10,355,000
Wayne County, MI, Airport Authority Revenue, Detroit Metropolitan Airport, Series E1, AMT, 0.2% ***, 12/1/2028, LOC: JPMorgan Chase Bank NA	25,000,000	25,000,000
Wisconsin, Housing & Economic Development Authority, Home Ownership Revenue, Series B, 0.18% ***, 3/1/2033, LOC: Fannie Mae, Freddie Mac	12,465,000	12,465,000
Wisconsin, State Health & Educational Facilities Authority Revenue, Prohealth Care, Inc., Series A, 0.19% ***, 8/1/2030, LOC: U.S. Bank NA	23,500,000	23,500,000
Woodstock, IL, Multi-Family Housing Revenue, Willow Brooke Apartments, AMT, 0.2% ***, 4/1/2042, LOC: Wells Fargo Bank NA	24,600,000	24,600,000

Total Municipal Investments (Cost $2,093,448,890)		2,093,448,890
Repurchase Agreements 3.8%
Citigroup Global Markets, Inc., 0.21%, dated 9/27/2012, to be repurchased at $50,002,042 on 10/4/2012 (a)	50,000,000	50,000,000
JPMorgan Securities, Inc., 0.18%, dated 9/28/2012, to be repurchased at $13,000,195 on 10/1/2012 (b)	13,000,000	13,000,000
JPMorgan Securities, Inc., 0.25%, dated 9/28/2012, to be repurchased at $73,001,521 on 10/1/2012 (c)	73,000,000	73,000,000
JPMorgan Securities, Inc., 0.34%, dated 9/12/2012, to be repurchased at $100,028,333 on 10/12/2012 (d)	100,000,000	100,000,000
Merrill Lynch & Co., Inc., 0.15%, dated 9/28/2012, to be repurchased at $79,966,778 on 10/1/2012 (e)	79,965,778	79,965,778
Merrill Lynch & Co., Inc., 0.17%, dated 9/28/2012, to be repurchased at $49,456,602 on 10/1/2012 (f)	49,455,901	49,455,901
Merrill Lynch & Co., Inc., 0.2%, dated 9/28/2012, to be repurchased at $36,000,600 on 10/1/2012 (g)	36,000,000	36,000,000
Morgan Stanley & Co., Inc., 0.25%, dated 9/28/2012, to be repurchased at $440,009,167 on 10/1/2012 (h)	440,000,000	440,000,000

Total Repurchase Agreements (Cost $841,421,679)		841,421,679

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $22,100,352,197) †	99.6	22,100,352,197
Other Assets and Liabilities, Net	0.4	91,607,540

Net Assets	100.0	22,191,959,737

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of September 30, 2012.

**	Annualized yield at time of purchase; not a coupon rate.
***
Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically at market levels.  These securities are payable on demand and are shown at their current rates as of September 30, 2012.

†	The cost for federal income tax purposes was $22,100,352,197.
(a)	Collateralized by $46,233,644 Government National Mortgage Association, with the various coupon rates from 3.5-5.5%, with various maturity dates of 7/20/2038-4/15/2042 with a value of $51,000,000.
(b)	Collateralized by $14,110,000 U.S. Treasury STRIPS, maturing on 2/15/2019 with a value of $13,261,001.
(c)
Collateralized by $681,614,768 Federal National Mortgage Association - Interest Only, with the various coupon rates from 1.18-6.5%, with various maturity dates of 12/25/2019-7/25/2050 with a value of $74,460,195.

(d)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
43,198,008	Access Group, Inc.	1.736	7/1/2038	44,298,383
68,322,591	SLM Student Loan Trust	0.819-3.5	9/15/2033-8/17/2043	58,854,487
Total Collateral Value				103,152,870

(e)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
81,472,900	U.S. Treasury Note	0.25	5/31/2014	81,539,681
19,800	U.S. Treasury Inflation Indexed Note	1.875	7/15/2013	25,524
Total Collateral Value				81,565,205

(f) Collateralized by $39,131,900 U.S. Treasury Inflation Indexed Note, 1.875%, maturing on 7/15/2013 with a value of $50,445,114.
(g) Collateralized by $34,749,582 Federal National Mortgage Association, with the various coupon rates from 2.501-4.0%, with various maturity dates of 4/1/2042-5/1/2042 with a value of $36,826,638.
(h) Collateralized by $422,912,633 Federal National Mortgage Association, with the various coupon rates from 2.5-5.0%, with various maturity dates of 10/1/2022-9/1/2041 with a value of $453,200,000.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.
AMT: Subject to alternative minimum tax.
FDIC: Federal Deposit Insurance Corp.
GTY: Guaranty Agreement
INS: Insured
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

LIQ: Liquidity Facility
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
SPA: Standby Bond Purchase Agreement
STRIPS: Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by the fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of September 30, 2012 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Investments in Securities(i)	$—	$21,258,930,518	$—	$21,258,930,518
Repurchase Agreements	—	841,421,679	—	841,421,679
Total	$—	$22,100,352,197	$—	$22,100,352,197

There have been no transfers between fair value measurement levels during the period ended September 30, 2012.
(i)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Cash Management Fund, a series of DWS Money Market Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	November 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	November 20, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	November 20, 2012